Offsets	Feb. 14, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Aurora Innovation, Inc.
Form or Filing Type	S-3
File Number	333-276317
Initial Filing Date	Dec. 29, 2023
Fee Offset Claimed	$ 54,169.20
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 366,999,998.80
Termination / Withdrawal Statement	The registrant previously registered securities having an aggregate offering price of up to $850,000,000.00 pursuant to a registration statement on Form S-3 (File No. 333-276317) (the "prior registration statement"), filed with the Securities and Exchange Commission on December 29, 2023 and declared effective on January 8, 2024. The prior registration statement was terminated upon the filing of the current registration statement. At the time the prior registration statement was terminated, securities having an aggregate offering price of up to $366,999,998.80 remained unsold under the prior registration statement and the unsold securities were deemed deregistered. Pursuant to Rule 457(p), $54,169.20 in filing fees previously paid and associated with such unsold securities (calculated at the fee rate in effect on the filing date of the prior registration statement) is being applied to partially offset the filing fee payable in connection with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Aurora Innovation, Inc.
Form or Filing Type	S-3
File Number	333-276317
Filing Date	Dec. 29, 2023
Fee Paid with Fee Offset Source	$ 111,142.80
Offset Note	See Note 1 above.